Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Reserves
Reconciliation of reserves

	2020	2019	2018
	$m	$m	$m
Cumulative translation differences included within Retained earnings
At 1 January	(2,189)	(2,007)	(1,017)
Foreign exchange arising on consolidation	443	40	(450)
Exchange adjustments on goodwill (recorded against other reserves)	22	(5)	(12)
Foreign exchange arising on designated borrowings in net investment hedges[1]	573	(252)	(520)
Fair value movement on derivatives designated in net investment hedges	8	35	(8)
Net exchange movement in Retained earnings	1,046	(182)	(990)
At 31 December	(1,143)	(2,189)	(2,007)

[1]

Foreign exchange arising on designated borrowings in net investment hedges includes $(69)m in respect of designated bonds and $642m in respect of designated contingent consideration and other liabilities. The change in value of designated contingent consideration liabilities relates to $346m in respect of BMS’ share of Global Diabetes Alliance, $10m in respect of Almirall, $1m in respect of Definiens and $285m in relation to the put option liability in Acerta Pharma.